Quarterly Financial Data (Unaudited) (Selected Quarterly Financial Data) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2013
Interest income	$ 5,148,000	$ 4,799,000	$ 4,814,000	$ 4,859,000	$ 5,205,000	$ 4,913,000	$ 4,902,000	$ 4,834,000
Net interest income	5,037,000	4,144,000	4,013,000	4,188,000	4,410,000	4,091,000	4,086,000	4,018,000	16,952,078	16,604,555	17,915,622
Net income	$ 1,047,000	$ 1,038,000	$ 1,325,000	$ 901,000	$ 1,080,000	$ 1,116,000	$ 1,347,000	$ 1,098,000	$ 4,311,498	$ 4,641,204	$ 4,484,817
Income (loss) per common share basic (in Dollars per share)	$ 0.311	$ 0.306	$ 0.387	$ 0.262	$ 0.312	$ 0.324	$ 0.391	$ 0.318
Income (loss) per common share diluted (in Dollars per share)	$ 0.311	$ 0.306	$ 0.387	$ 0.262	$ 0.312	$ 0.324	$ 0.391	$ 0.318